Accounting principles, rules and methods (Tables)	12 Months Ended
Dec. 31, 2022
Accounting principles, rules and methods
Schedule of exchange rates used for the preparation of the Financial Statements

				Average rate
	Closing rate			FOR THE YEAR ENDED
EXCHANGE RATE	AS OF DECEMBER 31,			DECEMBER 31
	2020	2021	2022	2020	2021	2022
BRL	6.3735	6.3101	5.6386	5.8943	6.3779	5.4399
USD	1.2271	1.1326	1.0666	1.1422	1.1827	1.0530

Schedule of useful lives of intangible assets

Items	Amortization period
Development costs	Estimated useful life of the project
Acquired patents	Estimated useful life of the patents
Metabrain	19 years
Iris Pharma	20 years
Stanislas Veillet (BIO101)	19 years
Software	3 to 5 years

Schedule of useful lives of property, plant and equipment

Items	Depreciation periods
General facilities, fixtures and fittings	3 to 15 years
Technical installations, equipment and tooling	5 to 7 years
Office and IT equipment	3 to 5 years
Furniture	3 to 5 years
Transport equipment	3 to 5 years